RELATED PARTY TRANSACTIONS - Grant of Special Committee Shares to members of special committee of the board (Details)		6 Months Ended	9 Months Ended
	Aug. 18, 2022 USD ($) director $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)
RELATED PARTY TRANSACTIONS
Excess of fair value of Special Committee Shares		$ 0	$ (74,503)
Special Committee Shares | Sponsor [Member] | Class B Ordinary Shares
RELATED PARTY TRANSACTIONS
Number of directors and advisors to whom shares granted | director	3
Number of shares granted | shares	15,000
Value of shares granted	$ 74,550
Grant date fair value | $ / shares	$ 4.97
Excess of fair value of Special Committee Shares	$ 74,503